FAIR VALUE MEASUREMENTS - Assets measured at fair value on a recurring basis (Details)	Dec. 31, 2020 USD ($)
Level 1 | Public Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	$ 90,942,000
Level 2 | Private Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	45,163,464
Recurring | U.S. Treasury Securities | Money market funds | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments held in Trust Account	$ 54,000